Finance debt - Bonds (Details) - USD ($) $ in Millions	Sep. 05, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Bonds	$ 1,000
Interest rate in %	3.625%
Maturity date	September 2028
Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 24,121	$ 26,524
Bonds swapped		13,088	$ 10,062
Bonds not swapped		972
Unsecured bonds, 38 Bond agreements [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 23,776